Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	CAD 5,816,327	CAD 4,538,554
Accumulated depreciation	926,381	661,384
Net book value	4,889,946	3,877,170
Land
Property, Plant and Equipment [Line Items]
Cost	60,868	23,258
Accumulated depreciation	0	0
Net book value	60,868	23,258
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	139,961	129,555
Accumulated depreciation	44,700	37,443
Net book value	95,261	92,112
Generation
Property, Plant and Equipment [Line Items]
Cost	2,613,267	2,138,748
Accumulated depreciation	419,227	358,200
Net book value	2,194,040	1,780,548
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	197,405	68,265
Accumulated depreciation	0	0
Net book value	197,405	68,265
Distribution
Property, Plant and Equipment [Line Items]
Cost	2,638,488	2,075,059
Accumulated depreciation	462,454	265,741
Net book value	2,176,034	1,809,318
Distribution | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	166,338	103,669
Accumulated depreciation	0	0
Net book value	CAD 166,338	CAD 103,669